LEASES - Operating leases as lessor (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASES
Minimum future operating lease payments to be received	$ 490,339	$ 844,189
Operating lease income	795,179	833,244	$ 649,693
Income recognized for other services related to operating lease	$ 671,251	$ 660,442	$ 541,436
Minimum
LEASES
Term of operating leases	6 months	6 months
Maximum
LEASES
Term of operating leases	10 years	10 years
Less than 1 year
LEASES
Minimum future operating lease payments to be received	$ 246,875	$ 259,277
Between 1 and 5 years
LEASES
Minimum future operating lease payments to be received	186,465	524,293
Greater than 5 years
LEASES
Minimum future operating lease payments to be received	$ 56,999	$ 60,619